Consolidated Statements of Changes in Stockholders' Equity (USD $)	Total	Preferred Stock	Common Stock	Paid-in Capital in Excess of Par	Treasury Stock	Accumulated Deficit
Balance at the beginning of the period at Dec. 31, 2009	$ 7,271,876		$ 9	$ 33,685,656	$ (464,786)	$ (25,949,003)
Balance (in shares) at Dec. 31, 2009			86,155		401
Increase (Decrease) in Stockholders' Equity
Sale of series B preferred stock, net of offering costs of $382,500	4,867,500	52		4,867,448
Sale of series B preferred stock, net of offering costs of $382,500 (in shares)		5,250
Conversion of series B preferred stock into common stock		(52)	2	50
Conversion of series B preferred stock into common stock (in shares)		(5,249)	20,996
Stock-based compensation	37,085			37,085
Stock-based compensation (in shares)			30
Net loss	(7,736,243)					(7,736,242)
Balance at the end of the period at Dec. 31, 2010	4,440,219		11	38,590,239	(464,786)	(33,685,245)
Balance (in shares) at Dec. 31, 2010	106,781	1	107,181		401
Increase (Decrease) in Stockholders' Equity
Sale of common stock, net of offering costs of $333,800	3,700,552		5	3,700,547
Sale of common stock in private placement (in shares)			47,969
Stock-based compensation	35,534			35,534
Net loss	(3,461,640)					(3,461,640)
Balance at the end of the period at Dec. 31, 2011	4,714,665		16	42,326,320	(464,786)	(37,146,885)
Balance (in shares) at Dec. 31, 2011	154,749	1	155,150		401
Increase (Decrease) in Stockholders' Equity
Sale of common stock, net of offering costs of $333,800			5	1,055,348
Sale of common stock in private placement (in shares)			53,241
Stock-based compensation				40,350
Net loss	(2,669,493)
Balance at the end of the period at Sep. 30, 2012	$ 3,139,190		$ 21	$ 43,420,333
Balance (in shares) at Sep. 30, 2012	207,806